Selling, General and Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2023
Selling, General and Administrative Expenses
Schedule of selling, general and administrative expenses

	For the Year Ended December 31,
	2021	2022	2023
Employee compensation	2,894,308	4,532,553	5,929,888
Marketing and promotional expenses	1,428,290	1,775,539	2,642,531
Rental and related expenses	845,512	1,336,575	1,683,929
Professional services	521,327	944,160	550,011
IT consumable, office supply and other low value consumable	247,828	545,498	581,193
Depreciation and amortization expenses	337,708	484,363	672,669
Other Taxes and Surcharges	198,572	285,076	290,456
Travel and entertainment expenses	80,726	162,924	218,396
Expected credit losses	54,332	48,707	(26,315)
Others	269,529	421,724	341,798
Total	6,878,132	10,537,119	12,884,556